Summary of Significant Principal Accounting Policies (Schedule of Concentration and Risks) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Concentration Risk [Line Items]
Accounts receivable, net	¥ 1,547,631		¥ 1,085,669	[1]		$ 225,094
Cost of products	2,034,852	$ 295,957	1,917,467		¥ 1,921,856
Accounts Receivable [Member] | Customer [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable, net	318,396		342,752
Cost of Products [Member] | Supplier [Member] | B [Member]
Concentration Risk [Line Items]
Cost of products	1,300,297		938,128
Cost of Products [Member] | Supplier [Member] | C [Member]
Concentration Risk [Line Items]
Cost of products			474,399
Sales Revenue, Net [Member] | Customer [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable, net	¥ 637,963		¥ 462,384

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.